AFL - CIO HIT’s Impacts for Union Workers January 17, 2022 Cote Village Boston, MA

Overview Proven Track Record Investment Strategy Active Impact Investing 1 Summary of the HIT * Please refer to the HIT’s standardized performance on page 12 . As of December 31 , 2021 , unless otherwise denoted . » $7.1 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » Affordable housing creation and preservation » Creating union construction jobs » Successful ESG record creating economic impacts that benefit underserved communities » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 29 years experience, 18 years at HIT » Record of consistent and competitive returns* » Focus on high credit quality multifamily mortgage securities » Higher income with superior credit quality and similar interest rate risk » Provides diversification and liquidity

2 Pledged to: x Enhance Performance x Increase Number of Deals and Impact Investments x Lower Costs x New Tools x New Relationships – co - invest with other labor - friendly funds HIT Delivers on its Commitments

HIT’s Long History Benefiting Union Workers and Communities NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA Old Colony Phase Three C Boston, MA 311 West 42 nd Street New York, NY The Couture Milwaukee, WI 3 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . 566 $9.8 B $18.6 B $36.5 B $15.0 B 189.9 M 212,060 123,339 Projects in HIT Investment, $193.0M in New Markets Tax Credits (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $7.6B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing

4 HIT’s Investment in Major Markets* ^ In addition, HIT subsidiary Building America CDE, Inc . (Building America) contributed New Markets Tax Credits (NMTC) allocations as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 193 M nationwide *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . (1984 - 2021) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 58 74 73 262 566 HIT Investment^ $467.2M $667.4M $994.3M $1.9B $1.3B $5.4B $9.8B Total Development Cost $866.0M $1.6B $2.1B $4.8B $2.0B $11.4B $18.6B Union Construction Hours 10.2M 12.9M 20.1M 26.2M 19.1M 88.5M 189.9M Total Jobs Created 11,127 14,890 21,540 29,358 24,021 100,936 212,060 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 13,400 (69%) 44,226 (92%) 10,678 (51%) 76,056 (79%) 123,339 (67%) Total Economic Impact $1.9B $2.9B $3.6B $5.4B $4.0B $17.8B $36.5B

5 x Record AUM – $7.1 billion at year end 2021 x Record commitments – $653 million to 16 projects* x 41 projects currently under construction x Competitive returns outperforming the benchmark by 81 bps** x Reduced operating costs – record low expense ratio of 31 bps x Co - investments with various labor partners – e.g., ULLICO HIT Reaches New Records in 2021 The American Cooperative of Anoka, Anoka, MN Heiwa Terrace Apartments Chicago, IL Cherry Street Lofts Bridgeport, CT *$645.2 million in HIT commitments and $8 million in NMTC. As of December 31, 2021, unless otherwise noted. ** Please refer to the HIT’s standardized performance on page 12.

Delivers More Impact Investments (2019 - 2021)* 6 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . 48 $1.6 B $3.5 B $5.4 B $1.5 B 21.0 M 31,324 8,573 Projects in HIT Investment, $59.5M in New Markets Tax Credits (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 63% affordable housing

Projects Committed to 2019 - 2021 7 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . 7

Projects Committed/In Construction as of December 31, 2021 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of December 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal . 8

HIT Seeking Labor Support for Worker - Friendly Policies on Housing and Job Creation x Working with labor to gain national, state and local executive legislative support for union - and affordable housing - friendly policies and programs x Incentivize communities and developers to make long - term commitment to affordable housing construction and responsible workforce development x Promoting use of apprentices enrolled in state - registered joint labor/management apprenticeship programs, and contractors who have made a long - term commitment to registered apprenticeship programs x Leverage long term responsible pension fund investment to increase affordable rental housing and sustainable, equitable job creation 9

Objectives Strategy Core Competency HIT Objectives and Strategy 10 x Generate competitive risk - adjusted fixed - income total returns versus its benchmark. x Create work for union members in the construction trades and related industries. x Support housing construction including affordable and workforce. x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable). x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification to investors. x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark

Plan types include pension, health & welfare, annuity, among others. $2,272.56 32% $1,043.98 15% $1,513.81 21% $1,771.36 25% $504.84 7% 365 Institutional Investors (as of 12/31/2021) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Plans Service Assets Under Management - $7.11 Billion Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 11

- 0.73% 4.58% 3.57% 3.09% - 1.04% 4.24% 3.20% 2.68% - 1.54% 4.79% 3.57% 2.90% - 1.75% 3.71% 2.89% 2.42% -2.0% 0.0% 2.0% 4.0% 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Index Total Returns vs. Benchmark and AAA Index As of December 31, 2021 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg Barclays US Aggregate Bond Index. HIT Performance Relative to Benchmark 12

Success in Lowering Costs 13 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 In BPS HIT Expense Ratio As an internally managed mutual fund, the HIT does not charge a fixed fee . Instead, in accordance with its prospectus, the HIT passes along only its costs of operations . All returns over actual costs are distributed on a pro rata basis to investors based on units held, and all expenses are borne in proportion to the number of units held . Each year the Board of Trustees approves the HIT budget and monitors it throughout the year . For the year ended December 31 , 2021 , the HIT’s ratio of expenses to average net assets was 31 basis points . Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov .

State of the U.S. Economy Source: Bureau of Economic Analysis, seasonally adjusted annual rate 14 -40 -30 -20 -10 0 10 20 30 40 Q1 2008 Q3 2008 Q1 2009 Q3 2009 Q1 2010 Q3 2010 Q1 2011 Q3 2011 Q1 2012 Q3 2012 Q1 2013 Q3 2013 Q1 2014 Q3 2014 Q1 2015 Q3 2015 Q1 2016 Q3 2016 Q1 2017 Q3 2017 Q1 2018 Q3 2018 Q1 2019 Q3 2019 Q1 2020 Q3 2020 Q1 2021 Q3 2021 Percent Real Gross Domestic Product

Wages not Keeping up with Inflation Source: Bureau of Labor Statistics 15 -4 -2 0 2 4 6 8 May-07 Dec-07 Jul-08 Feb-09 Sep-09 Apr-10 Nov-10 Jun-11 Jan-12 Aug-12 Mar-13 Oct-13 May-14 Dec-14 Jul-15 Feb-16 Sep-16 Apr-17 Nov-17 Jun-18 Jan-19 Aug-19 Mar-20 Oct-20 May-21 Dec-21 Percent Yearly Change Average Hourly Earnings Yearly Change CPI Yearly Change in Real Wages Change in Earnings vs CPI

Sharp Rise in Rents and Home Prices Source: Apartment List, National Association of Realtors 16 $1,000 $1,050 $1,100 $1,150 $1,200 $1,250 $1,300 $1,350 Dec-16 Apr-17 Aug-17 Dec-17 Apr-18 Aug-18 Dec-18 Apr-19 Aug-19 Dec-19 Apr-20 Aug-20 Dec-20 Apr-21 Aug-21 Dec-21 Apartment Rents $100,000 $150,000 $200,000 $250,000 $300,000 $350,000 $400,000 Nov-00 May-02 Nov-03 May-05 Nov-06 May-08 Nov-09 May-11 Nov-12 May-14 Nov-15 May-17 Nov-18 May-20 Nov-21 Median Price Homes 12 Month Moving Average Home Prices Median Home Prices

Multifamily Housing Demand Dwarfs Supply Net Household Formation (in Thousands) Labor Market Recovery Slows (Nonfarm Payroll, thousands) 0 500 1000 1500 2000 2500 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 x U.S. apartments posted record - breaking 2021 rent growths. M any metros faced a shortage of multifamily units . x Asking rents grew a record 11.9% in 2021 – the highest growth rate on record since REIS/Moody’s began publishing the data in 1999. x National vacancy rates hit a pandemic low of 4.7% at year - end, down from a pandemic peak of 5.4% at the start of the year. x Extremely low - income renters face a shortage of 7 million rental units; only 37 affordable homes exist for every 100 extremely low - income households - according to the National Low Income Housing Coalition 2021 study. Source: National Multifamily Housing Council; Bureau of Labor Statistics; Labor Department; U.S. Census Bureau; National Low In come Housing Coalition; Center on Budget and Policy Priorities; REIS/Moody’s. 130000 135000 140000 145000 150000 155000 Sep-19 Oct-19 Nov-19 Dec-19 Jan-20 Feb-20 Mar-20 Apr-20 May-20 Jun-20 Jul-20 Aug-20 Sep-20 Oct-20 Nov-20 Dec-20 Jan-21 Feb-21 Mar-21 Apr-21 May-21 Jun-21 Jul-21 Aug-21 Sep-21 Oct-21 Nov-21 Dec-21 17

Breakdowns of CPI – YoY % change Source: Bureau of Labor Statistics 18

The Couture | Milwaukee, WI HIT Investment: $105M Total Development Cost: $159M Hours of Union Construction Work: 1,464,510 19 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

18 Sixth Avenue at Pacific Park | New York, NY HIT Investment: $100M Total Development Cost: $710M Hours of Union Construction Work: 3,881,830 20 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

Granada Senior Apartments | San Antonio, TX HIT Investment: $37M Total Development Cost: $63M Hours of Union Construction Work: 321,480 21 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

53 Colton Street | San Francisco, CA HIT Investment : $19M Total Development Cost: $53M Hours of Union Construction Work: 368,640 22 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

Metro 19 Apartments | Roselle, IL HIT Investment: $66M Total Development Cost: $77M Hours of Union Construction Work: 570,480 23 *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of Dec ember 31 , 2021 . Economic impact data is in 20 20 dollars and all other figures are nominal .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . Chang Suh, CFA CEO & CIO csuh@aflcio - hit.com